Warrants (Details) (USD $)	3 Months Ended		9 Months Ended		41 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended				9 Months Ended	0 Months Ended									0 Months Ended					9 Months Ended					9 Months Ended	0 Months Ended		9 Months Ended				9 Months Ended			9 Months Ended						0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013 Karlsson Group	Dec. 10, 2013 Karlsson Group Promissory notes	Dec. 31, 2013 Karlsson Group Promissory notes	Aug. 01, 2012 Karlsson Group Promissory notes	May 30, 2012 Karlsson Group Promissory notes	Aug. 01, 2012 Buffalo Management Llc [Member]	Dec. 31, 2013 Series A Warrants	Feb. 12, 2014 Series A Warrants Subsequent Events warrant	Feb. 25, 2014 Series A Warrants Subsequent Events	Dec. 31, 2013 Other warrants	Dec. 31, 2013 Warrants having full ratchet anti-dilution protection rights with exercise price of $2.25 to $4.04	Dec. 31, 2013 Warrants having full ratchet anti-dilution protection rights with exercise price of $2.25 to $4.04 Minimum	Dec. 31, 2013 Warrants having full ratchet anti-dilution protection rights with exercise price of $2.25 to $4.04 Maximum	Dec. 31, 2013 Warrants having full ratchet anti-dilution protection rights to $3.50 per share with strike price $4.05	Feb. 12, 2014 Warrants having full ratchet anti-dilution protection rights to $3.50 per share with strike price $4.05 Subsequent Events	Feb. 11, 2014 Warrants having full ratchet anti-dilution protection rights to $3.50 per share with strike price $4.05 Subsequent Events	Jun. 26, 2013 Warrants having full ratchet anti-dilution protection rights with exercise price of $6.00 to $17.00 warrant	May 30, 2012 Warrants having full ratchet anti-dilution protection rights with exercise price of $6.00 to $17.00 warrant	Dec. 31, 2013 Warrants having full ratchet anti-dilution protection rights with exercise price of $6.00 to $17.00	Dec. 31, 2013 Warrants having full ratchet anti-dilution protection rights with exercise price of $6.00 to $17.00 Minimum	Dec. 31, 2013 Warrants having full ratchet anti-dilution protection rights with exercise price of $6.00 to $17.00 Maximum	Dec. 31, 2013 Warrants having full ratchet anti-dilution protection rights with exercise price of $6.00 to $17.00 Karlsson Group warrant	Dec. 31, 2013 Warrants having full ratchet anti-dilution protection rights with exercise price of $62.50 to $251.00	Dec. 31, 2013 Warrants having full ratchet anti-dilution protection rights with exercise price of $62.50 to $251.00 Minimum	Dec. 31, 2013 Warrants having full ratchet anti-dilution protection rights with exercise price of $62.50 to $251.00 Maximum	Dec. 31, 2013 Warrants having full ratchet anti-dilution protection rights	Dec. 31, 2013 Warrants having full ratchet anti-dilution protection rights Example	Feb. 12, 2014 Warrants having full ratchet anti-dilution protection rights Buffalo Management Llc [Member] Subsequent Events Quincy Prelude LLC [Member]	Dec. 31, 2013 Series B Warrants	Dec. 31, 2013 Warrant derivative liabilities	Dec. 31, 2013 Warrant derivative liabilities Minimum	Dec. 31, 2013 Warrant derivative liabilities Maximum	Dec. 31, 2013 Warrant derivative liabilities Weighted average	Dec. 31, 2013 Investor Warrants	Dec. 31, 2013 Investor Warrants Minimum	Mar. 31, 2013 Investor Warrants Minimum	Dec. 31, 2013 Investor Warrants Maximum	Mar. 31, 2013 Investor Warrants Maximum	Dec. 31, 2013 Investor Warrants Weighted average	Mar. 31, 2013 Investor Warrants Karlsson Group	Apr. 15, 2013 Investor Warrants Karlsson Group Subsequent Events	Dec. 31, 2013 Warrants expiring in 2018 Buffalo Management Llc [Member] Quincy Prelude LLC [Member]	Feb. 12, 2014 Warrants expiring in 2018 Buffalo Management Llc [Member] Subsequent Events Quincy Prelude LLC [Member]
Warrants
Strike price (in dollars per share)																																$ 3.00
Outstanding Warrants (in shares)												3,936,677		9,404,456	2,255,063	1,000			1,787,171					307,424				159,468			3,936,677	300		916,668					7,000,000								1,787,171
Exercise price (in dollars per share)											$ 130.00	$ 4.05	$ 1.50				$ 2.25	$ 4.04	$ 4.05	$ 1.50	$ 4.05	$ 6.00	$ 12.50	$ 6.00	$ 6.00	$ 17.00			$ 62.50	$ 251.00		$ 4.00	$ 3.50	$ 6.00		$ 2.25	$ 251.00	$ 149.71		$ 4.05	$ 150.00	$ 150.00	$ 212.50	$ 5.95	$ 212.50	$ 12.50	$ 4.05	$ 3.50
Maximum exercise price per share protected from anti-dilution													$ 1.50						$ 3.50
Number of warrants whose exercise price is reduced																																																747,298
Number of warrants issued													747,298									60,000	112,117				172,117
Number of additional shares of common stock called by each warrant																																		1
Number of additional Series A Warrants called by each warrant (in shares)																																		1
Face value									$ 125,000,000	$ 125,000,000
Expiration term												5 years	5 years
Number of common stock that can be purchased against warrants (in shares)											52,409																								100,000
Fair value assumptions
Remaining Term																																				29 days	4 years 10 months 2 days			7 days		5 years 4 months 24 days
Volatility, Minimum (as a percent)																																			79.32%				71.07%
Volatility, Maximum (as a percent)																																			157.03%				164.38%
Risk-Free Rate, minimum (as a percent)																																			0.13%				0.13%
Risk-Free Rate, maximum (as a percent)																																			1.66%				1.89%
Discounted payoff amount							25,000,000	25,000,000
Expiration term upon payment of discounted payoff amount						5 years							5 years
Number of shares that can be purchased against warrants upon payment of discounted payoff amount						750,000
Share price (in dollars per share)																																$ 3.00
Number of additional warrants issued to investor on reduction of strike price													5,467,779																			100	280,841															1,787,171
Exercise price (in dollars per share)																																$ 3.00
Gain recorded for the change in fair value of the warrants	$ 5,918,000	$ (324,000)	$ 867,000	$ (5,943,000)	$ (5,099,000)